Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 116,150	$ 90,003
Accounts receivable, net of allowance of $20,738 (December 31, 2014 - $18,199)	298,466	294,174
Unbilled revenues	19,907	9,461
Income tax recoverable	13,985	13,041
Prepaid expenses and other current assets	31,864	23,461
Deferred income tax, net (note 16)	15,607	26,956
Assets held for spin-off (note 4)		250,723
	495,979	707,819
Other receivables	3,922	5,458
Other assets (note 7)	19,287	16,138
Fixed assets (note 8)	62,553	65,191
Deferred income tax, net (note 16)	84,038	79,067
Intangible assets (note 9)	120,962	114,812
Goodwill (note 10)	305,680	286,121
Assets held for spin-off (note 4)		364,821
	596,442	931,608
	1,092,421	1,639,427
Current liabilities
Accounts payable	77,464	82,662
Accrued liabilities (note 11)	377,779	379,256
Income tax payable	14,388	9,599
Unearned revenues	4,607	7,492
Long-term debt - current (note 12)	3,200	18,671
Contingent acquisition consideration - current (note 19)	1,552	6,385
Deferred income tax, net (note 16)	151
Liabilities held for spin-off (note 4)		126,094
	479,141	630,159
Long-term debt - non-current (note 12)	257,747	235,320
Contingent acquisition consideration (note 19)	27,567	14,656
Other liabilities	20,467	23,341
Deferred income tax, net (note 16)	18,414	21,969
Liabilities held for spin-off (note 4)		330,701
	324,195	625,987
Redeemable non-controlling interests (note 13)	139,592	150,066
Shareholders' equity
Common shares (note 14)	396,066	310,401
Contributed surplus	47,603	46,931
Deficit	(238,411)	(118,242)
Accumulated other comprehensive loss	(63,569)	(13,887)
Total Company shareholders' equity	141,689	225,203
Non-controlling interests	7,804	8,012
Total shareholders' equity	149,493	233,215
	$ 1,092,421	$ 1,639,427